Trade and Other Receivables - Trade and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024		Dec. 31, 2023
Disclosure of financial assets [line items]
Trade and other current receivables	₩ 12,216,216		₩ 11,985,735
Trade and other non-current receivables	3,157,409		2,193,587
Trade and other receivables	15,373,625		14,179,322
Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	12,427,147		12,274,256
Trade and other non-current receivables	3,361,914		2,288,498
Trade and other receivables	15,789,061		14,562,754
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(206,845)		(283,741)
Trade and other non-current receivables	(194,097)		(82,857)
Trade and other receivables	(400,942)		(366,598)
Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	(4,086)		(4,780)
Trade and other non-current receivables	(10,408)		(12,054)
Trade and other receivables	(14,494)		(16,834)
Trade receivables
Disclosure of financial assets [line items]
Trade and other current receivables	11,099,174		11,009,543
Trade and other non-current receivables	996,041		205,081
Trade and other receivables	12,095,215		11,214,624
Trade receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	11,266,202		11,239,601
Trade and other non-current receivables	1,089,787		207,668
Trade and other receivables	12,355,989		11,447,269
Trade receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(167,028)		(230,058)
Trade and other non-current receivables	(93,746)		(2,587)
Trade and other receivables	(260,774)		(232,645)
Trade receivables | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	0		0
Trade and other non-current receivables	0		0
Other receivables
Disclosure of financial assets [line items]
Trade and other current receivables	1,117,042		976,192
Trade and other non-current receivables	2,161,368		1,988,506
Trade and other receivables	3,278,410		2,964,698
Other receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	1,160,945		1,034,655
Trade and other non-current receivables	2,272,127		2,080,830
Trade and other receivables	3,433,072		3,115,485
Other receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(39,817)		(53,683)
Trade and other non-current receivables	(100,351)		(80,270)
Trade and other receivables	(140,168)		(133,953)
Other receivables | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	(4,086)		(4,780)
Trade and other non-current receivables	(10,408)		(12,054)
Trade and other receivables	(14,494)		(16,834)
Non-trade receivables
Disclosure of financial assets [line items]
Trade and other current receivables	368,186		344,180
Trade and other non-current receivables	181,550		144,169
Non-trade receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	403,248		393,859
Trade and other non-current receivables	243,813		198,453
Non-trade receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(35,041)		(49,626)
Trade and other non-current receivables	(62,222)		(54,182)
Non-trade receivables | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	(21)		(53)
Trade and other non-current receivables	(41)		(102)
Accrued income
Disclosure of financial assets [line items]
Trade and other current receivables	112,941		133,033
Trade and other non-current receivables	21,395		7,342
Accrued income | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	112,941		133,033
Trade and other non-current receivables	21,395		7,342
Accrued income | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	0		0
Trade and other non-current receivables	0		0
Accrued income | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	0		0
Trade and other non-current receivables	0		0
Deposits
Disclosure of financial assets [line items]
Trade and other current receivables	289,643		312,810
Trade and other non-current receivables	476,087		429,506
Deposits | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	293,712		317,541
Trade and other non-current receivables	486,868		441,721
Deposits | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(4)		(4)
Trade and other non-current receivables	(414)		(263)
Deposits | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	(4,065)		(4,727)
Trade and other non-current receivables	(10,367)		(11,952)
Finance lease receivables
Disclosure of financial assets [line items]
Trade and other current receivables	88,650	[1]	72,900	[2]
Trade and other non-current receivables	1,262,494	[3]	1,171,005	[4]
Finance lease receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	92,130	[1]	75,661	[2]
Trade and other non-current receivables	1,264,269	[3]	1,173,500	[4]
Finance lease receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(3,480)	[1]	(2,761)	[2]
Trade and other non-current receivables	(1,775)	[3]	(2,495)	[4]
Finance lease receivables | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	0	[1]	0	[2]
Trade and other non-current receivables	0	[3]	0	[4]
Others
Disclosure of financial assets [line items]
Trade and other current receivables	257,622		113,269
Trade and other non-current receivables	219,842		236,484
Others | Gross amount
Disclosure of financial assets [line items]
Trade and other current receivables	258,914		114,561
Trade and other non-current receivables	255,782		259,814
Others | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other current receivables	(1,292)		(1,292)
Trade and other non-current receivables	(35,940)		(23,330)
Others | Present value discount
Disclosure of financial assets [line items]
Trade and other current receivables	0		0
Trade and other non-current receivables	₩ 0		₩ 0

[1]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦121,170 million.
[2]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦114,118 million.
[3]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦956,968 million.
[4]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦943,316 million.